Shareholder Report, Line Graph (Details) B493026_Direxion Daily Homebuilders - Supplies Bull 3X Shares_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Direxion Daily Homebuilders & Supplies Bull 3X Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Direxion Daily Homebuilders & Supplies Bull 3X Shares NAV
Accumulated Value	$ 33,113	$ 11,271	$ 6,691	$ 21,243	$ 10,096	$ 17,946	$ 7,183	$ 17,923	$ 5,310	$ 7,258	$ 15,298
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500® Index
Accumulated Value	32,121	23,273	21,130	24,746	17,315	15,782	13,805	12,860	10,402	9,953	$ 39,012
Dow Jones U.S. Select Home Construction Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Dow Jones U.S. Select Home Construction Index
Accumulated Value	$ 43,079	$ 26,812	$ 20,270	$ 25,627	$ 18,337	$ 15,598	$ 10,778	$ 13,634	$ 8,768	$ 9,172	$ 37,738